Note 14 - Deferred Revenue	12 Months Ended
Oct. 31, 2013
Deferred Revenue Disclosure [Abstract]
Deferred Revenue Disclosure [Text Block]

14.     Deferred Revenue

As of October 31	2013	2012
Payment in advance of services rendered	$1,720	$1,269
Deferred credit related to government loan(a)	842	1,958
Deposits for reimbursable costs	-	231
	2,562	3,458
Less: current portion	(1,720)	(1,500)
Long-term portion of deferred revenue	$842	$1,958

(a) The deferred credit is related to the Canadian government loan associated with the MAPLE Facilities, which is being amortized over the remaining two-year term of the debt using the sum of the years’ digits method.